Putnam
High Income
Convertible
and Bond
Fund

ANNUAL REPORT
August 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "Unlike most other convertible bond funds, whose main goal is appreciation in the value of the bonds they purchase, your fund seeks to provide a return that is derived primarily from interest income. That said, we certainly do not object to appreciation when it occurs -- and it frequently does."

                          --  Charles G. Pohl, manager
                              Putnam High Income Convertible and Bond Fund

* "The factors affecting bond performance are still the same:
   inflation, the budget deficit and how the dollar is trading. And these factors have recently been working in bonds' favor."

                          --  Money, September 1997

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

12 Portfolio holdings

30 Financial statements

38 Results of July 10, 1997 shareholder meeting



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The sustained strength in high-yield bonds and the relative underperformance of small and midsize company stocks during much of Putnam High Income Convertible and Bond Fund's just-concluded fiscal year played right into the hand of the fund's investment strategy. The fund invests primarily in high-yielding convertibles issued by a wide variety of companies and in lower-rated high-yield corporate bonds.

Because both types of securities are issued by small but promising companies or companies that are temporarily out of favor, their convertibles can be purchased at attractive valuations. Often these are companies with solid fundamentals that have what your fund's managers believe are positive attributes that will manifest themselves over time.

In the report that follows, Fund Managers Charles Pohl and Jennifer Leichter discuss some of these investments and how they performed during fiscal 1997. Then they look at prospects for fiscal 1998.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 15, 1997



Report from the Fund Managers
Charles G. Pohl, lead manager
Jennifer E. Leichter

The good times continue on in the high-yield bond markets and the stock market, leading Putnam High Income Convertible and Bond Fund to produce an outstanding return of 19.66% at net asset value and 14.29% at market price for the 12 months ended August 31, 1997. This return can be compared with the Merrill Lynch All-Convertible Index return of 21.92% and the First Boston High Yield Bond Index return of 15.43%. Please see pages 8 and 9 for more performance information.

* HIGH CURRENT INCOME REMAINS FUND'S PRIMARY GOAL

Your fund invests primarily in a unique type of convertible bond generally issued by companies whose stocks have fallen a great deal. Because convertible bond prices fall when the issuing company stock price drops, we typically see a high yield associated with the convertible bond. This is the point at which we step in, purchasing the company's bonds to take advantage of these unusually high, often double-digit yields in order to meet our goal of securing high current income for the fund. Therefore, unlike most other convertible bond funds, whose main goal is appreciation in the value of the bonds they purchase, your fund seeks to provide a return that is derived primarily from interest income. That said, we certainly do not object to appreciation when it occurs -- and it frequently does.

Interest-rate sensitive convertible bonds such as the ones in your fund tend to lag the performance of their more equity-sensitive counterparts in a strong stock market -- such as the one we've seen in the past three years. Interest-rate sensitive convertible bonds differ from equity-sensitive convertibles in that their performance depends largely upon the income they generate. The more equity-sensitive bonds produce most of their return from capital appreciation related to upward movement in the same company's stock price. Nevertheless, the absolute returns from your fund have been unusually attractive over the fiscal year.

* SECURITY SELECTION PLAYS KEY ROLE

Although the high-yield market in general has performed well this year, timely security selection has played a key role in your fund's success. One example, The Learning Company, has a large convertible bond which was well below its issue price due to a dramatic decline in the underlying stock. Following a number of contacts with the management, your fund began buying this bond with a double-digit yield. Our view was that with the stock below $10 (down from $40), the enterprise was undervalued. Additionally, Tribune Company owned a large portion of the same convertible, which it accepted as consideration for a division it sold to the company. Tribune recently transferred its stake in the company to a group that includes Thomas H. Lee and Bain & Company. These parties effectively swapped that portion of the the convertible for preferred stock. Since that development, the stock of The Learning Company moved up strongly, also lifting the convertible bond price. Shortly before the fiscal year end, we sold these bonds at a substantial profit.

[GRAPHIC CHART OMITTED: TOP FIVE CONVERTIBLE HOLDINGS]

TOP FIVE CONVERTIBLE HOLDINGS*

Comcast Corp., 1.125%, 2007
Broadcasting

Exide Corp., 2.9%, 2005
Automotive

Softkey International, Inc., 5.5%, 2000
Computer

NovaCare, Inc., 5.5%, 2000
Health-care services

Mascotech, Inc. 4.5%, 2003
Automotive

[GRAPHIC CHART OMITTED: TOP FIVE CORPORATE HIGH-YIELD HOLDINGS]

TOP FIVE CORPORATE HIGH-YIELD HOLDINGS*

Transamerican Energy, stepped-coupon zeros, 2002
Oil and gas

NEXTEL Communications, Inc., stepped-coupon zeros, 2004
Cellular communications

Midland Funding Corp., 11.75%, 2005
Electric utilities

ICG Holdings, Inc., stepped-coupon zeros, 2005
Satellite services

Act III Theatres, Inc., 11.875%, 2003
Motion picture distribution

* These holdings represent a total of 14.5% of the fund's net assets as of 8/31/97. Portfolio holdings will vary over time.

* RETAIL AND HEALTH CARE OFFER GOOD PROSPECTS

Michaels, the arts and crafts store, is another example of the type of company in which the fund invests. Michaels hired a new management team and CEO to turn around the stores' sales. Their efforts boosted sales and enhanced the company's profits and the convertible bonds in the portfolio responded accordingly. Several other companies, Intevac and Boston Chicken, contributed to the fund's strong returns. These companies experienced troubles, but implemented measures to turn sales around and provided opportunities for the fund.

Two securities in the health-care industry provided excellent performance during this fiscal year: Healthsource, Inc. and Theratx, Inc. Both companies, which were the takeover targets of much larger companies, demonstrate how consolidation in the health-care industry has benefited your fund. After each of these companies was acquired by a larger firm, the price of its bonds rose substantially and we took profits accordingly.

We plan to add to our investments in the technology sector gradually, especially when we can take advantage of extreme weaknesses in the market and on a highly selective basis. During the fiscal year, when many of the technology stocks that underlie the convertible market experienced weakness, we made opportunistic investments, including new positions in National Semiconductor and Cirrus Logic.

* STRONG ECONOMY HOLDS KEY TO HIGH-YIELD MARKET'S FUTURE

In general, the high-yield market continues to benefit from the strong economy in two key ways. First, given the overall power of the economy, the credit strength of many issuers has improved, making high-yield bonds a more attractive investment. Second, cash continues to flow into this market, aided by the newfound confidence of many previously more cautious investors. As we've stated before, a well-balanced ratio between supply and demand can enhance performance.

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (8/31/97)]

PORTFOLIO COMPOSITION (8/31/97)

Preferred stocks --                  3.3%
Corporate high-yield bonds --       32.8%
Common stocks including warrants --  0.9%
Convertible securities --           57.4%
Other --                             5.6%

Footnote reads:
Based on total market value of assets. Composition will vary over time.

Given the positive economic background and the improvement in credit ratings across the high-yield industry, we currently believe this market should continue to perform well in the near term. The economy continues to expand, inflation appears under control, and merger and acquisition activity is proceeding at record levels. Earnings are solid across most industries and demand for high-yield bonds remains robust. Ratings upgrades far outweigh ratings downgrades, and defaults continue at extremely low levels.

Investors should keep in mind, however, that the economy is in its seventh year of expansion and that history suggests that sooner or later growth will need to be corralled in order to keep inflation at bay. Future action on short-term interest rates by the Federal Reserve Board could affect the market if the economy becomes too vigorous instead of chugging along at its present comfortable rate. We will keep a watchful eye on such developments and continue to use in-depth credit research to select good prospects while constructing a diversified portfolio across many sectors.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/97, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield corporate bonds reflect a greater possibility that adverse changes in an issuer's business or financial condition, or in general economic conditions, may impair the issuer's ability to pay principal and interest on its bonds. International investing involves risks including political developments, economic instability, and currency fluctuations.

Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam High Income Convertible and Bond Fund is designed for investors seeking high current income through an aggressive portfolio of high-yielding convertible and debt securities with potential for capital appreciation.

TOTAL RETURN FOR PERIODS ENDED 8/31/97

                                          Merrill Lynch  First Boston
                                Market   All Convertible  High-Yield
                       NAV      price        Index           Index
------------------------------------------------------------------
1 year               19.66%     14.29%       21.92%          15.43%
------------------------------------------------------------------
5 years              92.92      88.27        97.86           72.66
Annual average       14.04      13.49        14.63           11.54
------------------------------------------------------------------
10 years            222.47     215.79           --          202.03
Annual average       12.42      12.19           --           11.69
------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 8/31/97
-------------------------------------------------------------------
Distributions (number)                                    12
-------------------------------------------------------------------
Income                                                $0.852
-------------------------------------------------------------------
Capital gains1
-------------------------------------------------------------------
Long term                                              0.060
-------------------------------------------------------------------
Short term                                                --
-------------------------------------------------------------------
Total                                                 $0.912
-------------------------------------------------------------------
Share value                 NAV                   Market price
-------------------------------------------------------------------
8/31/96                   $9.48                      $10.125
-------------------------------------------------------------------
8/31/97                   10.35                       10.562
-------------------------------------------------------------------
Current return              NAV                   Market price
-------------------------------------------------------------------
End of period
Current dividend rate2    8.23%                         8.07%
-------------------------------------------------------------------
1Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2Income portion of most recent distribution annualized and divided by NAV or POP at end of period.

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

TOTAL RETURN FOR PERIODS ENDED 9/30/97
(most recent calendar quarter)

                                                       Market
                            NAV                         price
-------------------------------------------------------------------
1 year                    19.45%                       12.81%
-------------------------------------------------------------------
5 years                   94.03                        84.99
Annual average            14.18                        13.09
-------------------------------------------------------------------
10 years                 235.77                       261.33
Annual average            12.88                        13.71
-------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

Merrill Lynch All-Convertible Index* is an unmanaged list of convertible securities commonly used as a measure of performance for the convertible market.

First Boston High-Yield Bond Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's (registered trademark) and Moody's. The average quality of bonds included in the index may be lower than the average quality of those bonds in which the fund customarily invests.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Report of independent accountants

To the Trustees and Shareholders of
Putnam High Income Convertible and Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam High Income Convertible and Bond Fund (the "fund") at August 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where investments purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
October 16, 1997



Portfolio of investments owned
August 31, 1997


CONVERTIBLE BONDS AND NOTES (54.3%) *
PRINCIPAL AMOUNT                                                                                      VALUE

Aerospace (1.1%)
------------------------------------------------------------------------------------------------------------
 $1,495,000       UNC, Inc. cv. sub. deb. 7 1/2s, 2006                                          $  1,487,525

Aerospace and Defense (2.4%)
------------------------------------------------------------------------------------------------------------
    300,000       DRS Technologies, Inc. cv. sr. sub. deb. 9s, 2003                                  447,000
    500,000       Hexcel Corp. cv. deb. 7s, 2011                                                     499,375
  2,450,000       Rohr Industries, Inc. cv. sub. deb. 7s, 2012                                     2,388,750
                                                                                              --------------
                                                                                                   3,335,125

Automotive (4.4%)
------------------------------------------------------------------------------------------------------------
  5,300,000       Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                   3,365,500
  3,000,000       Mascotech, Inc. cv. sub. deb. 4 1/2s, 2003                                       2,775,000
                                                                                              --------------
                                                                                                   6,140,500

Banks (1.2%)
------------------------------------------------------------------------------------------------------------
  1,395,000       Banamex 144A cv. jr. bonds 11s, 2003 (Bahamas)                                   1,496,138
    108,000       Banco Nationale Mexico 144A cv. company
                  guaranty 7s, 1999 (Bahamas)                                                        107,190
                                                                                              --------------
                                                                                                   1,603,328

Broadcasting (2.8%)
------------------------------------------------------------------------------------------------------------
  6,473,000       Comcast Corp. cv. notes 1 1/8s, 2007                                             3,891,891

Business Equipment and Services (2.7%)
------------------------------------------------------------------------------------------------------------
  2,303,000       Corporate Express, Inc. cv. notes 4 1/2s, 2000                                   2,107,245
  1,750,000       Corporate Express, Inc. 144A cv. notes 4 1/2s, 2000                              1,603,438
                                                                                              --------------
                                                                                                   3,710,683

Computer Equipment (1.4%)
------------------------------------------------------------------------------------------------------------
  2,800,000       Maxtor Corp. cv. sub. deb. 5 3/4s, 2012                                          1,932,000

Computer Software (0.4%)
------------------------------------------------------------------------------------------------------------
    500,000       MacNeal-Schwendler cv. sub. deb. 7 7/8s, 2004                                      520,000

Computers (3.1%)
------------------------------------------------------------------------------------------------------------
  1,000,000       Safeguard Scientifics, Inc. 144A cv. sub. notes 6s, 2006                         1,098,750
  3,600,000       Softkey International, Inc. 144A cv. sr. notes
                  5 1/2s, 2000                                                                     3,240,000
                                                                                              --------------
                                                                                                   4,338,750

Consumer Services (0.9%)
------------------------------------------------------------------------------------------------------------
    220,000       Interact Systems, Inc. 144A units stepped-coupon
                  zero % (14s, 8/1/99), 2003 ++                                                       99,000
  1,000,000       Protection One, Inc. cv. sr. sub. notes 6 3/4s, 2003                             1,151,250
                                                                                              --------------
                                                                                                   1,250,250

Electronics (2.4%)
------------------------------------------------------------------------------------------------------------
  1,000,000       Cirrus Logic Inc. 144A cv. sub. notes 6s, 2003                                     953,750
  2,500,000       HMT Technology Corp. 144A cv. sub. notes
                  5 3/4s, 2004                                                                     2,431,250
                                                                                              --------------
                                                                                                   3,385,000

Entertainment (1.5%)
------------------------------------------------------------------------------------------------------------
  3,500,000       Rogers Communications cv. deb. 2s, 2005 (Canada)                                 2,025,625

Environmental Control (2.4%)
------------------------------------------------------------------------------------------------------------
  2,150,000       OHM Corp. cv. sub. deb. 8s, 2006                                                 2,123,125
  1,300,000       Weston (Roy F.), Inc. cv. deb. 7s, 2002                                          1,163,500
                                                                                              --------------
                                                                                                   3,286,625

Food (2.0%)
------------------------------------------------------------------------------------------------------------
  2,500,000       Chiquita Brands International, Inc. cv. sub. deb. 7s, 2001                       2,362,500
    400,000       Chiquita Brands International, Inc. 144A
                  cv. sub. deb 7s, 2001                                                              378,000
                                                                                              --------------
                                                                                                   2,740,500

Health Care Services (2.4%)
------------------------------------------------------------------------------------------------------------
  3,150,000       NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                                        2,988,563
    300,000       Quantum Health Resources, Inc. cv. sub. deb.
                  4 3/4s, 2000                                                                       275,250
                                                                                              --------------
                                                                                                   3,263,813

Hospital Management and Medical Services (0.6%)
------------------------------------------------------------------------------------------------------------
  1,000,000       PhyMatrix, Inc. cv. sub. deb. 6 3/4s, 2003                                         837,500

Office Equipment (1.6%)
------------------------------------------------------------------------------------------------------------
  1,897,000       U.S. Office Products Co. 144A cv. sub. notes
                  5 1/2s, 2003                                                                     1,757,096
    550,000       U.S. Office Products Co. cv. sub. notes 5 1/2s, 2003                               503,250
                                                                                              --------------
                                                                                                   2,260,346

Paper and Forest Products (1.1%)
------------------------------------------------------------------------------------------------------------
    135,000       APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                  (United Kingdom)                                                                   129,600
  1,500,000       Stone Container Corp. cv. sub. deb. 6 3/4s, 2007                                 1,350,000
                                                                                              --------------
                                                                                                   1,479,600

Pharmaceuticals (1.6%)
------------------------------------------------------------------------------------------------------------
    400,000       Pharmaceutical Marketing Services, Inc. cv. notes
                  6 1/4s, 2003                                                                       336,000
  2,150,000       Pharmaceutical Marketing Services, Inc. 144A
                  cv. deb. 6 1/4s, 2003                                                            1,892,000
                                                                                              --------------
                                                                                                   2,228,000

Pipelines (0.9%)
------------------------------------------------------------------------------------------------------------
    950,000       SFP Pipeline Holdings, Inc. var. rate exch. deb.
                  11.16s, 2010 [2 DBL. DAGGERS]                                                    1,192,250

Publishing (1.7%)
------------------------------------------------------------------------------------------------------------
  3,850,000       Hollinger, Inc. cv. Liquid Yield Option Notes (LYON)
                  zero %, 2013                                                                     1,472,625
    850,000       Thomas Nelson, Inc. 144A cv. sub. notes 5 3/4s, 1999                               836,188
                                                                                              --------------
                                                                                                   2,308,813

REIT's (Real Estate Invesment Trust) (1.9%)
------------------------------------------------------------------------------------------------------------
    850,000       Alexander Haagen Properties cv. sub. deb. Ser. A, (R)
                  7 1/2s, 2001                                                                       841,500
  1,750,000       Malan Realty Investors cv. sub. notes 9 1/2s, 2004 (R)                           1,767,500
                                                                                              --------------
                                                                                                   2,609,000

Restaurants (1.1%)
------------------------------------------------------------------------------------------------------------
  4,400,000       Boston Chicken, Inc. cv. notes LYON zero %, 2015                                   896,500
    750,000       Boston Chicken, Inc. cv. sub. deb. 7 3/4s, 2004                                    641,250
                                                                                              --------------
                                                                                                   1,537,750

Retail (5.1%)
------------------------------------------------------------------------------------------------------------
  2,600,000       Baker (J.), Inc. cv. deb. 7s, 2002                                               2,314,000
  2,550,000       Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                2,403,375
  3,050,000       Sunglass Hut International, Inc. 144A cv. sub. notes
                  5 1/4s, 2003                                                                     2,287,500
                                                                                              --------------
                                                                                                   7,004,875

Semiconductors (3.7%)
------------------------------------------------------------------------------------------------------------
  2,050,000       Integrated Device Technology, Inc. cv. sub. notes
                  5 1/2s, 2002                                                                     1,798,875
  2,000,000       National Semiconductor 144A cv. deb. 6 1/2s, 2002                                2,165,000
  1,412,000       Richardson Electronics, Ltd. cv. sr. sub. deb. 8 1/4s, 2006                      1,219,615
                                                                                              --------------
                                                                                                   5,183,490

Telecommunications (1.5%)
------------------------------------------------------------------------------------------------------------
  1,000,000       International CableTel, Inc. cv. sub. notes 7s, 2008                               920,000
  1,000,000       International CableTel Inc. 144A cv. deb. 7 1/4s, 2005                           1,005,000
    300,000       Winstar Communications, Inc. sr. disc. notes stepped-coupon
                  zero % (14s, 10/15/00), 2005 ++                                                    193,500
                                                                                              --------------
                                                                                                   2,118,500

Telephone Services (0.5%)
------------------------------------------------------------------------------------------------------------
    750,000       MIDCOM Communications, Inc. 144A cv. sub.
                  deb. 8 1/4s, 2003                                                                  630,000

Textiles (0.6%)
------------------------------------------------------------------------------------------------------------
  1,000,000       Dixie Group, Inc. (The) cv. deb. 7s, 2012                                          890,000

Tobacco (1.4%)
------------------------------------------------------------------------------------------------------------
  2,115,000       Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007                             1,914,075
                                                                                              --------------
                  Total Convertible Bonds and Notes
                   (cost $65,983,216)                                                           $ 75,105,814

CORPORATE BONDS AND NOTES (32.7%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Advertising (0.1%)
------------------------------------------------------------------------------------------------------------
 $   95,000       Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                             $     99,988
    100,000       Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                             99,000
                                                                                              --------------
                                                                                                     198,988

Aerospace and Defense (0.6%)
------------------------------------------------------------------------------------------------------------
    500,000       BE Aerospace sr. sub. notes Ser. B, 9 7/8s, 2006                                   531,250
     50,000       Howmet Corp. sr. sub. notes 10s, 2003                                               54,000
     65,000       L-3 Communications Corp. 144A sr. sub. notes
                  10 3/8s, 2007                                                                       69,388
    100,000       Sequa Corp. med. term notes 10s, 2001                                              103,425
     70,000       Tracor, Inc. sr. sub. notes 8 1/2s, 2007                                            71,400
                                                                                              --------------
                                                                                                     829,463

Agriculture (0.6%)
------------------------------------------------------------------------------------------------------------
    585,000       PMI Holdings Corp. sub. disc. deb. stepped-coupon
                  Ser. B, zero % (11 1/2s, 9/1/00), 2005 ++                                          450,450
    388,165       Premium Standard Farms, Inc. sr. sec. notes
                  11s, 2003 [2 DBL. DAGGERS]                                                         430,864
                                                                                              --------------
                                                                                                     881,314

Apparel (0.2%)
------------------------------------------------------------------------------------------------------------
    145,000       Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                       153,700
     70,000       William Carter Holdings Co. 144A sr. sub. notes
                  12s, 2008                                                                           74,900
                                                                                              --------------
                                                                                                     228,600

Automotive Parts (0.5%)
------------------------------------------------------------------------------------------------------------
     95,000       A.P.S. Inc. company guaranty 11 7/8s, 2006                                          83,600
    262,000       Aftermarket Technology Corp. sr. sub. notes 12s, 2004                              290,820
    100,000       Harvard Industries Inc. sr. notes 11 1/8s, 2005
                  (in default) +                                                                      42,000
    $50,000       Hayes Wheels International, Inc. 144A sr. sub.
                  notes 9 1/8s, 2007                                                                  50,750
    205,000       Lear Corp. sub. notes 9 1/2s, 2006                                                 223,450
                                                                                              --------------
                                                                                                     690,620

Banks (0.5%)
------------------------------------------------------------------------------------------------------------
     70,000       Delta Financial Corp. sr. notes 9 1/2s, 2004                                        69,300
    100,000       Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                             105,804
    100,000       Greenpoint Capital Trust I 144A company guaranty
                  9.1s, 2027                                                                         103,500
     25,000       Ocwen Capital Trust I company guaranty
                  10 7/8s, 2027                                                                       26,063
     80,000       Ocwen Federal Bank sub. deb. 12s, 2005                                              88,600
     50,000       Ocwen Financial Corp. notes 11 7/8s, 2003                                           55,750
     75,000       Provident Capital Trust company guaranty 8.6s, 2026                                 75,255
     45,000       Riggs Capital Trust 144A bonds 8 5/8s, 2026                                         45,230
     65,000       Sovereign Capital Trust 144A company guaranty
                  9s, 2027                                                                            66,235
     55,000       Webster Capital Trust I 144A bonds 9.36s, 2027                                      57,883
                                                                                              --------------
                                                                                                     693,620

Broadcasting (2.2%)
------------------------------------------------------------------------------------------------------------
    100,000       Argyle Television Corp. sr. sub. notes 9 3/4s, 2005                                104,750
     50,000       Azteca Holdings 144A sr. notes 11s, 2002                                            52,250
    600,000       Benedek Communications Corp. sr. disc. notes stepped-
                  coupon zero % (13 1/4s, 5/15/01), 2006 ++                                          384,000
     90,000       Capstar Broadcasting 144A sr. sub. notes 9 1/4s, 2007                               89,550
    215,000       Capstar Broadcasting 144A sr. disc. notes stepped-
                  coupon zero % (12 3/4s, 2/1/02), 2009 ++                                           141,900
     75,000       Central European Media Enterprises Ltd. sr. notes
                  9 3/8s, 2004                                                                        75,188
     40,000       Chancellor Radio Broadcasting Corp. sr. sub. notes
                  9 3/8s, 2004                                                                        41,400
     10,220       Citadel Broadcasting Co. sr. notes 10 1/4s, 2007                                    10,910
     80,000       Citadel Broadcasting Co. 144A sr. sub. notes
                  10 1/4s, 2007                                                                       85,400
    250,000       Comcast UK Cable, Ltd. deb. stepped-coupon
                  zero % (11.2s, 11/15/00), 2007 (Bermuda) ++                                        191,250
    265,000       Commodore Media, Inc. sr. sub. notes stepped-
                  coupon 7 1/2s, (13 1/4s, 5/1/98), 2003 ++                                          292,825
    280,000       Fox/Liberty Networks LLC 144A sr. notes
                  8 7/8s, 2007                                                                       276,500
    250,000       Heritage Media Services Corp. sr. sub. notes
                  8 3/4s, 2006                                                                       265,000
    205,000       Jacor Communications, Co. 144A company guaranty
                  8 3/4s, 2007                                                                       206,025
     45,000       Jacor Communications, Inc. company guaranty
                  9 3/4s, 2006                                                                        47,250
    200,000       Paxson Communications Corp. sr. sub. notes
                  11 5/8s, 2002                                                                      219,000
    110,000       Radio One Inc. 144A sr. sub. notes stepped-coupon
                  7s, (12s, 5/1/00), 2004 ++                                                         105,600
    260,000       SFX Broadcasting, Inc. sr. sub. notes Ser. B,
                  10 3/4s, 2006                                                                      280,800
     80,000       TCI Satellite Entertainment 144A sr. sub. notes
                  10 7/8s, 2007                                                                       82,400
     35,000       TV Azteca Sa De Cv sr. notes Ser. B,
                  10 1/2s, 2007 (Mexico)                                                              36,750
                                                                                              --------------
                                                                                                   2,988,748

Building Products (0.6%)
------------------------------------------------------------------------------------------------------------
    165,000       Cemex S.A. 144A bonds 12 3/4s, 2006 (Mexico)                                       195,938
    150,000       Consumers International 144A sr. notes 10 1/4s, 2005                               161,625
    150,000       Johns Manville International Group sr. notes
                  10 7/8s, 2004                                                                      167,813
    250,000       Nortek, Inc. sr. sub. notes 9 7/8s, 2004                                           252,500
     50,000       Waxman Industries, Inc. sr. notes stepped-coupon
                  Ser. B, zero % (12 3/4s, 6/1/99), 2004 ++                                           42,750
                                                                                              --------------
                                                                                                     820,626

Building and Construction (1.1%)
------------------------------------------------------------------------------------------------------------
     90,000       Atrium Companies Inc. sub. notes 10 1/2s, 2006                                      93,150
     40,000       Continental Homes Holding Corp. sr. notes 10s, 2006                                 42,000
     200,000      GS Superhighway Holdings 144A sr. notes
                  10 1/4s, 2007                                                                      200,500
     500,000      NVR, Inc. sr. notes 11s, 2003                                                      545,000
     300,000      Presley Cos. sr. notes 12 1/2s, 2001                                               279,000
     334,000      Terex Corp. sr. notes Ser. B, 13 1/4s, 2002                                        379,925
      40,000      Webb (Del E.) Corp. sr. sub. notes 9 3/4s, 2008                                     40,800
                                                                                              --------------
                                                                                                   1,580,375

Buses (0.2%)
------------------------------------------------------------------------------------------------------------
    355,000       MCII Holding (USA) sec. notes stepped-coupon
                  zero % (12s, 11/15/98), 2002 ++                                                    322,163

Business Equipment and Services (0.3%)
------------------------------------------------------------------------------------------------------------
    130,000       Coleman Escrow Corp. 144A 1st priority disc. notes
                  zero %, 2001                                                                        85,150
     40,000       Coleman Escrow Corp. 144A 2nd priority sr. disc. notes
                  zero %, 2001                                                                        23,700
    100,000       Corporate Express, Inc. sr. sub. notes Ser. B,
                  9 1/8s, 2004                                                                       100,000
     50,000       Outsourcing Solutions, Inc. sr. sub. notes Ser. B,
                  11s, 2006                                                                           54,875
     48,000       Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                     54,000
     50,000       Williams Scotsman Inc. 144A sr.notes 9 7/8s, 2007                                   50,375
                                                                                              --------------
                                                                                                     368,100

Cable Television (1.9%)
------------------------------------------------------------------------------------------------------------
    660,530       Adelphia Communications Corp. sr. notes
                  9 1/2s, 2004 [2 DBL. DAGGERS]                                                      639,063
     70,000       Antenna TV S.A. 144A sr. notes 9s, (Greece)                                         67,900
    200,000       Century Communications Corp. sr. notes 9 1/2s, 2005                                208,000
    215,000       Diamond Cable Communication Co. sr. disc. notes
                  stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                  (United Kingdom) ++                                                                132,494
    400,000       Diamond Cable Communication Co. sr. disc. notes
                  stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                  (United Kingdom) ++                                                                285,500
    360,961       Falcon Holdings Group, Inc. sr. sub. notes 11s, 2003 [2 DBL. DAGGERS]              379,009
     80,000       Heartland Wireless Communications, Inc. sr. notes
                  Ser. B, 14s, 2004                                                                   35,200
    100,000       Heartland Wireless Communications, Inc. sr. notes
                  13s, 2003                                                                           38,000
    190,000       Marcus Cable Co. (L.P.) sr. sub. disc. notes stepped-
                  coupon zero % (13 1/2s, 8/1/99), 2004 ++                                           168,625
    210,000       NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                              219,450
    520,000       UIH Australia/Pacific, Inc. sr. disc. notes stepped-
                  coupon Ser. B, zero % (14s, 5/15/01), 2006
                  (Australia) ++                                                                     343,200
                                                                                              --------------
                                                                                                   2,516,441

Cellular Communications (1.6%)
------------------------------------------------------------------------------------------------------------
    500,000       Comunicacion Cellular bonds stepped-coupon
                  zero % (13 1/8s, 11/15/00), 2003 (Colombia) ++                                     382,500
    250,000       Dial Call Communications, Inc. sr. disc. notes stepped-
                  coupon zero % (12 1/4s, 4/15/99), 2004 ++                                          225,000
    490,000       Intercel, Inc. sr. disc. notes stepped-coupon zero %
                  (12s, 5/1/01), 2006 ++                                                             313,600
    325,000       Millicom International Cellular S.A. sr. disc. notes
                  stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                  (Luxembourg) ++                                                                    244,156
  1,050,000       NEXTEL Communications, Inc. sr. disc. notes stepped-
                  coupon zero % (9 3/4s, 2/15/99), 2004 ++                                           868,875
    115,000       Pratama Datakom Asia BV 144A company guaranty
                  12 3/4s, 2005 (Indonesia)                                                          111,550
                                                                                              --------------
                                                                                                   2,145,681

Chemicals (1.2%)
------------------------------------------------------------------------------------------------------------
    500,000       Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                       511,250
    240,000       Harris Chemical Corp. sr. sub. notes 10 3/4s, 2003                                 247,200
    180,000       Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                    188,100
     90,000       Huntsman Corp. 144A sr. sub. notes FRN 9.187s, 2007                                 92,700
    250,000       ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                  268,750
     50,000       NL Industries, Inc. sr. notes 11 3/4s, 2003                                         54,875
     40,000       Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                            39,900
    155,000       Polytama International notes 11 1/4s, 2007 (Netherlands)                           147,250
    105,000       Sovereign Specialty Chemical 144A sr. sub. notes
                  9 1/2s, 2007                                                                       105,000
     75,000       Sterling Chemicals Holdings sr. disc. notes stepped-
                  coupon zero % (13 1/2s, 8/15/01), 2008 ++                                           51,000
                                                                                              --------------
                                                                                                   1,706,025

Computer Equipment (0.2%)
------------------------------------------------------------------------------------------------------------
    300,000       Computervision Corp. sr. sub. notes 11 3/8s, 1999                                  263,250

Computer Services (0.2%)
------------------------------------------------------------------------------------------------------------
     45,000       DecisionOne Corp. sr. sub. notes 9 3/4s, 2007                                       46,125
    240,000       Unisys Corp. sr. notes 11 3/4s, 2004                                               265,200
                                                                                              --------------
                                                                                                     311,325

Conglomerates (0.4%)
------------------------------------------------------------------------------------------------------------
    600,000       MacAndrews & Forbes Holdings, Inc. sub. deb.
                  notes 13s, 1999                                                                    602,250

Consumer Durable Goods (0.2%)
------------------------------------------------------------------------------------------------------------
    140,000       Icon Fitness Corp. sr. disc. notes stepped-coupon
                  Ser. B, zero % (14s, 11/15/01), 2006 ++                                             75,600
    200,000       Remington Products Co. LLC sr. sub. notes Ser. B, 11s, 2006                        165,000
                                                                                              --------------
                                                                                                     240,600

Consumer Non Durables (--%)
------------------------------------------------------------------------------------------------------------
     30,000       Roller Bearing Co. 144A sr. sub. notes 9 5/8s, 2007                                 30,600

Consumer Services (0.4%)
------------------------------------------------------------------------------------------------------------
    526,000       Coinmach Corp. sr. notes Ser. B, 11 3/4s, 2005                                     582,545

Containers (0.1%)
------------------------------------------------------------------------------------------------------------
    110,000       Innova S De R.L. 144A sr. notes 12 7/8s,
                  2007 (Mexico)                                                                      116,270
     40,000       Radnor Holdings Inc. sr.notes 10s, 2003                                             41,300
                                                                                              --------------
                                                                                                     157,570

Cosmetics (0.3%)
------------------------------------------------------------------------------------------------------------
     40,000       French Fragrances, Inc. sr. notes Ser. B., 10 3/8s, 2007                            41,300
    525,000       Revlon Worldwide Corp. sr. disc. notes Ser. B,
                  zero %, 2001                                                                       370,781
                                                                                              --------------
                                                                                                     412,081

Electric Utilities (1.1%)
------------------------------------------------------------------------------------------------------------
    100,000       Espirito Santo Centrais 144A sr. notes 10s, 2007 (Brazil)                          102,500
    281,000       First PV Funding deb. 10.15s, 2016                                                 300,215
    650,000       Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                763,386
    150,000       Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                                187,443
    223,674       Northeast Utilities System notes Ser. A, 8.58s, 2006                               221,519
                                                                                              --------------
                                                                                                   1,575,063

Electrical Equipment (0.1%)
------------------------------------------------------------------------------------------------------------
    100,000       Dobson Communications Corp. 11 3/4s, 2007                                           98,000

Electronic Components (0.2%)
------------------------------------------------------------------------------------------------------------
     50,000       HCC Industries, Inc. 144A sr. sub. notes 10 3/4s, 2007                              53,250
     40,000       Therma-Wave Inc. 144A sr. notes 10 5/8s, 2004                                       42,900
    105,000       Viasystems Inc. 144A sr. sub. notes 9 3/4s, 2007                                   108,150
     25,000       Wavetek Corp. 144A sr. sub. notes 10 1/8s, 2007                                     25,750
                                                                                              --------------
                                                                                                     230,050

Electronics (0.3%)
------------------------------------------------------------------------------------------------------------
     55,000       Celestica International Ltd. sr. sub. notes
                  10 1/2s, 2006 (India)                                                               59,125
    545,000       International Semi-Tech. Corp. sr. secd. disc. notes
                  stepped-coupon zero % (11 1/2s, 8/15/00), 2003
                  (Canada) ++                                                                        343,350
     50,000       Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                         52,500
                                                                                              --------------
                                                                                                     454,975

Energy-Related (0.3%)
------------------------------------------------------------------------------------------------------------
     50,000       AES Corp. 144A sr. sub. notes 8 3/8s, 2007                                          49,625
     40,000       Pacalta Resources Ltd. 144A sr. notes 10 3/4s,
                  2004 (Canada)                                                                       40,800
    350,000       Panda Global Energy Co. 144A sr. notes
                  12 1/2s, 2004                                                                      339,500
                                                                                              --------------
                                                                                                     429,925

Entertainment (0.4%)
------------------------------------------------------------------------------------------------------------
    150,000       Affinity Group Holdings 144A sr. notes 11s, 2007                                   160,125
    400,000       Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                                    446,000
                                                                                              --------------
                                                                                                     606,125

Environmental Control (0.2%)
------------------------------------------------------------------------------------------------------------
     95,000       Allied Waste Industries, Inc. company guaranty
                  10 1/4s, 2006                                                                      103,550
    175,000       Allied Waste Industries, Inc. 144A sr. disc. notes
                  stepped-coupon zero % (11.3s, 6/1/02), 2007 ++                                     118,125
                                                                                              --------------
                                                                                                     221,675

Finance (0.1%)
------------------------------------------------------------------------------------------------------------
    145,000       Vicap SA. 144A company guaranty 10 1/4s, 2002                                      152,613

Financial Services (0.4%)
------------------------------------------------------------------------------------------------------------
    165,000       Aames Financial Corp. sr. notes 9 1/8s, 2003                                       166,650
     40,000       Colonial Capital II Ser. A company guaranty 8.92s, 2027                             40,063
    110,000       Contifinancial Corp. sr. notes 8 3/8s, 2003                                        113,300
     45,000       Dollar Financial Group Inc. sr. notes Ser. A,
                  10 7/8s, 2006                                                                       48,150
     75,000       Imperial Credit Capital Trust I 144A company
                  guaranty 10 1/4s, 2002                                                              75,188
     45,000       Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                             44,775
     75,000       Intertek Finance PLC 144A sr. sub. notes 10 1/4s, 2006
                  (United Kingdom)                                                                    77,625
                                                                                              --------------
                                                                                                     565,751

Food and Beverages (0.9%)
------------------------------------------------------------------------------------------------------------
    120,000       Ameriserve Food Co. sr. sub. notes
                  10 1/8s, 2007                                                                      123,600
     25,000       Aurora Foods Inc. 144A sr. sub notes Ser. C,
                  9 7/8s, 2007                                                                        25,375
    125,000       Canandaigua Wine Co. sr. sub. notes Ser. C,
                  8 3/4s, 2003                                                                       126,250
     30,000       Del Monte Corp. sr. sub. notes Ser. B, 12 1/4s, 2007                                31,950
    200,000       Doane Products Co. sr. notes 10 5/8s, 2006                                         212,000
    115,000       Fleming Companies, Inc. 144A sr. sub. notes
                  10 1/2s, 2004                                                                      116,150
    500,000       Mafco, Inc. sr. sub. notes 11 7/8s, 2002                                           532,500
     35,000       Nebco Evans Holding Co. 144A sr. disc. notes stepped-
                  coupon zero % (12 3/8s, 7/15/02), 2007 ++                                           21,000
     60,000       Southern Foods Group 144A sr. sub. notes
                  9 7/8s, 2007                                                                        60,375
     20,000       Windy Hill Pet Food Co. 144A sr. sub.notes
                  9 3/4s, 2007                                                                        20,400
                                                                                              --------------
                                                                                                   1,269,600

Gaming (1.4%)
------------------------------------------------------------------------------------------------------------
    100,000       Argosy Gaming Co. 1st mtge. 13 1/4s, 2004                                          100,000
     70,000       Casino America, Inc. sr. notes 12 1/2s, 2003                                        73,500
    192,786       Elsinore Corp. 144A exch. 1st mortgage 11 1/2s, 2000                               185,075
    125,000       Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                                        133,125
     60,000       Harveys Casino Resorts sr. sub. notes 10 5/8s, 2006                                 64,950
    350,000       Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                     376,250
     60,000       Isle of Capri Black Hawk LLC 144A 1st mortgage
                  13s, 2004                                                                           60,600
    475,000       Lady Luck Gaming Corp. 1st mtge. 11 7/8s, 2001                                     475,000
    125,000       Louisiana Casino Cruises Corp. sr. sub. deb.
                  11 1/2s, 1998                                                                      126,250
    175,000       PRT Funding Corp. sr. notes 11 5/8s, 2004                                          141,313
    243,000       Trump Castle notes 11 1/2s, 2000                                                   243,000
                                                                                              --------------
                                                                                                   1,979,063

Gas Utilities (0.1%)
------------------------------------------------------------------------------------------------------------
    100,000       CMS Energy Corp. sr. notes 8 1/8s, 2002                                            101,688

Health and Fitness (0.2%)
------------------------------------------------------------------------------------------------------------
    250,000       IHF Holdings, Inc. sr. disc. notes Ser. B, stepped-coupon
                  zero % (15.0s, 11/15/99), 2004 ++                                                  205,000

Hospital Management and Medical Services (0.7%)
------------------------------------------------------------------------------------------------------------
    200,000       Merit Behavioral Care sr. sub. notes 11 1/2s, 2005                                 221,000
    250,000       Paracelsus Healthcare Corp. sr. sub. notes 10s, 2006                               254,375
    500,000       Tenet Healthcare Corp. sr. sub. notes 10 1/8s, 2005                                548,750
                                                                                              --------------
                                                                                                   1,024,125

Insurance (0.2%)
------------------------------------------------------------------------------------------------------------
    200,000       Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s, 2003                           209,448

Lodging (0.1%)
------------------------------------------------------------------------------------------------------------
    125,000       Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                    132,500

Medical Supplies and Devices (0.5%)
------------------------------------------------------------------------------------------------------------
    150,000       Dade International, Inc. sr. sub. notes Ser. B,
                  11 1/8s, 2006                                                                      168,938
    150,000       Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                            168,375
     25,000       Leiner Health Products 144A sr. sub. notes
                  9 5/8s, 2007                                                                        25,875
    250,000       Urohealth Systems, Inc. 144A sr. sub. notes
                  12 1/2s, 2004                                                                      241,250
    125,000       Wright Medical Technology, Inc. 144A sr. notes, Ser. C,
                  11 3/4s, 2000                                                                      126,875
                                                                                              --------------
                                                                                                     731,313

Metals and Mining (0.4%)
------------------------------------------------------------------------------------------------------------
     35,000       Acindar Industria Argentina de Aceros S.A. bonds
                  11 1/4s, 2004 (Argentina)                                                           37,100
     85,000       Continental Global Group 144A sr. notes Ser. A,
                  11s, 2007                                                                           89,250
    250,000       Ispat Mexicana, S.A. 144A deb. 10 3/8s, 2001 (Mexico)                              267,500
     70,000       Murrin Holdings 144A sr. notes 9 3/8s, 2007
                  (Australia)                                                                         70,700
     75,000       Royal Oak Mines, Inc. sr. sub. notes Ser. B, 11s, 2006
                  (Canada)                                                                            67,500
                                                                                              --------------
                                                                                                     532,050

Motion Picture Distribution (0.9%)
------------------------------------------------------------------------------------------------------------
    600,000       Act III Theatres, Inc. sr. sub. notes 11 7/8s, 2003                                642,000
    140,000       AMC Entertainment, Inc. 144A sr. sub. notes
                  9 1/2s, 2009                                                                       140,700
    235,500       Cinemark Mexico USA notes Ser. B, 13s, 2003
                  (Mexico) [2 DBL. DAGGERS]                                                          235,500
     15,700       Cinemark Mexico USA notes Ser. D, 13s, 2003
                  (Mexico) [2 DBL. DAGGERS]                                                           15,700
    170,000       Cinemark USA, Inc. notes 9 5/8s, 2008                                              171,700
                                                                                              --------------
                                                                                                   1,205,600

Nursing Homes (0.2%)
------------------------------------------------------------------------------------------------------------
    125,000       Genesis Eldercare 144A sr. sub. notes 9s, 2007                                     125,625
    150,000       Sun Healthcare Group Inc. 144A sr. sub. notes
                  9 1/2s, 2007                                                                       153,750
                                                                                              --------------
                                                                                                     279,375

Oil and Gas (1.9%)
------------------------------------------------------------------------------------------------------------
     75,000       Abraxas Petroleum Corp. 144A sr. notes Ser. B,
                  11 1/2s, 2004                                                                       83,063
    350,000       Chesapeake Energy Corp. sr. notes 10 1/2s, 2002                                    362,250
     60,000       Cliffs Drilling Co. company guaranty Ser. B,
                  10 1/4s, 2003                                                                       64,200
     30,000       Dailey Petroleum Services Corp. 144A company
                  guaranty 9 3/4s, 2007                                                               30,525
     50,000       DI Industries Inc. sr. notes 8 7/8s, 2007                                           49,500
     50,000       Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                    52,875
     35,000       Kelley Oil & Gas Corp. sr. sub. notes Ser. B,
                  10 3/8s, 2006                                                                       36,313
     60,000       Mesa Operating Co., company guaranty stepped-coupon
                  zero % (11 5/8s, 7/1/01), 2006 ++                                                   47,100
    150,000       Ocean Energy, Inc. 144A sr. sub. notes 8 7/8s, 2007                                151,875
     80,000       Parker Drilling Corp. sr. notes Ser. B, 9 3/4s, 2006                                84,800
     20,000       Pogo Producing Co. 144A notes 8 3/4s, 2007                                          20,250
     60,000       Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                               63,000
     40,000       Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                              42,800
  1,150,000       Transamerican Energy 144A sr. disc. notes stepped-
                  coupon zero % (13s 6/15/00), 2002 ++                                               871,125
    455,000       Transamerican Energy 144A sr. notes 11 1/2s, 2002                                  441,350
    197,000       TransTexas Gas Corp. sr. sub. notes 13 3/4s 2003                                   223,595
     40,000       Wiser Oil Co. 144A sr. sub. notes 9 1/2s, 2007                                      38,700
                                                                                              --------------
                                                                                                   2,663,321

Paging (0.8%)
------------------------------------------------------------------------------------------------------------
    300,000       Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                       297,000
    400,000       Mobile Telecommunications Tech. sr. notes
                  13 1/2s, 2002                                                                      437,000
    500,000       Pagemart Nationwide, Inc. sr. disc. notes stepped-
                  coupon zero % (15s, 2/1/00), 2005 ++                                               388,750
                                                                                              --------------
                                                                                                   1,122,750

Paper and Forest Products (1.2%)
------------------------------------------------------------------------------------------------------------
    100,000       APP International Finance Co. notes 11 3/4s, 2005
                  (Netherlands)                                                                      105,250
    295,000       Florida Coast Paper LLC 1st mtge. Ser. B,
                  12 3/4s, 2003                                                                      318,600
    250,000       Indah Kiat Financial Mauritius 144A 10s, 2007 (Indonesia)                          238,750
    190,000       PT Pabrik Kertas Tjiwi Kimia 144A company guaranty
                  10s, 2004 (Indonesia)                                                              183,350
    300,000       Repap New Brunswick sr. notes 10 5/8s, 2005
                  (Canada)                                                                           284,250
    100,000       Riverwood International Corp. company guaranty
                  10 7/8s, 2008                                                                       95,250
    100,000       Riverwood International Corp. 144A sr. notes
                  10 5/8s, 2007                                                                      101,000
    100,000       Stone Container Corp. sr. notes 11 7/8s, 2016                                      109,000
    145,000       Stone Container Corp. 144A company guaranty
                  11 1/2s, 2006                                                                      150,800
                                                                                              --------------
                                                                                                   1,586,250

Pharmaceuticals and Biotechnology (0.1%)
------------------------------------------------------------------------------------------------------------
    115,000       ICN Pharmaceuticals, Inc. 144a sr. notes 9 1/4s, 2005                              117,588

Publishing (--%)
------------------------------------------------------------------------------------------------------------
     40,000       Von Hoffman Press Inc. 144A sr. sub. notes
                  10 3/8s, 2007                                                                       42,000

REITs (0.1%)
------------------------------------------------------------------------------------------------------------
    160,000       HMH Properties, Inc. 144A sr. notes 8 7/8s, 2007
                  (Canada) (R)                                                                       163,200

Railroads (0.2%)
------------------------------------------------------------------------------------------------------------
     80,000       Hermes Europe Railtel 144a sr. notes 11 1/2s, 2007
                  (Netherlands)                                                                       84,200
     30,000       TFM S.A. de CV. 144A company guaranty
                  10 1/4s, 2007 (Mexico)                                                              31,200
    160,000       TFM S.A. de CV. 144A company guaranty stepped-coupon
                  zero % (11 3/4s, 6/15/02), 2009 (Mexico) ++                                         98,800
                                                                                              --------------
                                                                                                     214,200

Restaurants (0.1%)
------------------------------------------------------------------------------------------------------------
    100,000       FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                107,000

Retail (0.8%)
------------------------------------------------------------------------------------------------------------
    123,000       Guitar Center Management Co. sr. notes 11s, 2006                                   135,300
    450,000       K mart Corp. med. term notes 7.85s, 2002                                           438,750
    250,000       Mothers Work, Inc. sr. notes 12 5/8s, 2005                                         260,000
    250,000       United Stationer Supply, Inc. sr. sub. notes
                  12 3/4s, 2005                                                                      283,750
                                                                                              --------------
                                                                                                   1,117,800

Satellite Services (0.7%)
------------------------------------------------------------------------------------------------------------
    145,000       Echostar DBS Corp. 144A company guaranty
                  12 1/2s, 2002                                                                      147,900
     95,000       Esat Holdings Ltd. 144A sr. notes stepped-coupon
                  zero %, (12 1/2s, 2/1/02), 2007 ++                                                  59,850
    890,000       ICG Holdings, Inc. sr. disc. notes stepped-coupon
                  zero % (13 1/2s, 9/15/00), 2005 ++                                                 683,075
                                                                                              --------------
                                                                                                     890,825

Semiconductors (0.2%)
------------------------------------------------------------------------------------------------------------
    64,122        Cirent Semiconductor sr. sub. notes 10.22s, 2002                                    65,324
    68,050        Cirent Semiconductor 144A sr. sub. notes
                  10.14s, 2004                                                                        69,412
    80,000        Fairchild Semiconductor Corp. sr. sub. notes
                  10 1/8s, 2007                                                                       85,400
    90,000        Fairchild Semiconductor Corp. 144A sr. sub. notes
                  11.74s, 2008                                                                        94,050
                                                                                              --------------
                                                                                                     314,186

Shipping (0.1%)
------------------------------------------------------------------------------------------------------------
     95,000       Johnstown America Industries, Inc. 144A sr. sub. notes
                  11 3/4s, 2005                                                                      100,225

Steel (0.1%)
------------------------------------------------------------------------------------------------------------
     85,000       AK Steel Corp. sr. notes 9 1/8s, 2006                                               89,463
     90,000       Altos Hornos de Mexico 144A bonds 11 3/8s,
                  2002 (Mexico)                                                                       96,750
                                                                                              --------------
                                                                                                     186,213

Supermarkets (0.5%)
------------------------------------------------------------------------------------------------------------
     35,000       Marsh Supermarkets, Inc. 144A sr. sub. notes
                  8 7/8s, 2007                                                                        34,650
    300,000       Ralphs Grocery Co. sr. notes 10.45s, 2004                                          327,000
    275,000       Stater Brothers sr. notes 11s, 2001                                                301,813
                                                                                              --------------
                                                                                                     663,463

Telecommunications (1.6%)
------------------------------------------------------------------------------------------------------------
     80,000       America Communication Services, Inc. 144A sr. notes
                  13 3/4s, 2007                                                                       85,000
    250,000       American Communication Services, Inc. sr. disc. notes
                  stepped-coupon zero % (12 3/4s, 4/1/01), 2006 ++                                   148,125
     45,000       Consorcio Ecuatoriano 144A notes 14s, 2002 (Ecuador)                                48,431
    100,000       GST Equipment Funding 144A sr. notes 13 1/4s, 2007                                 110,000
    250,000       GST Telecommunication, Inc. company guaranty stepped-
                  coupon zero % (13 7/8s, 12/15/00), 2005 ++                                         168,750
    300,000       Hyperion Telecommunication Corp. sr. disc. notes stepped-
                  coupon Ser. B, zero % (13s, 4/15/01), 2003 ++                                      189,750
    180,000       Hyperion Telecommunication, Inc. 144A sr. notes
                  12 1/4s, 2004                                                                      184,500
    100,000       International Cabletel Inc. sr. notes stepped-coupon
                  Ser. A, zero % (12 3/4s, 4/15/00), 2005 ++                                          79,000
    490,000       International Cabletel, Inc. sr. notes stepped-coupon
                  Ser. B, zero % (11 1/2s, 2/01/01), 2006 ++                                         355,250
    110,000       ITC Deltacom, Inc. 144A sr. notes 11s, 2007                                        116,050
    160,000       McCaw International Ltd. 144A sr. disc. notes stepped-
                  coupon zero % (13s, 4/15/02), 2007 ++                                               85,600
    125,000       Orbcomm Global Capital Corp. sr. notes Ser. B,
                  14s, 2004                                                                          129,063
    125,000       Teleport Communications Group Inc. sr. disc. notes
                  stepped-coupon zero % (11 1/8s, 7/1/01), 2007 ++                                    93,125
    600,000       Winstar Communications, Inc. 144A sr. disc. notes
                  stepped-coupon zero % (14s, 10/15/00), 2005 ++                                     375,000
     85,000       Winstar Equipment Corp. 144A company guaranty
                  12 1/2s, 2004                                                                       86,700
                                                                                              --------------
                                                                                                   2,254,344

Telephone Services (0.9%)
------------------------------------------------------------------------------------------------------------
    140,000       Brooks Fiber Properties, Inc. sr. notes 10s, 2007                                  147,700
    105,000       Globo Communicacoes 144A company guaranty
                  10 1/2s, 2006 (Brazil)                                                             109,725
    255,000       Intermedia Communications, Inc. 144A sr. disc. notes
                  stepped-coupon zero % (11 1/4s, 7/15/02),
                  2007 ++                                                                            160,650
    170,000       McLeodusten, Inc. 144A sr. disc. notes stepped-coupon
                  zero % (10 1/2s, 3/1/02), 2007 ++                                                  111,775
    250,000       Nextlink Communications sr. notes 12 1/2s, 2006                                    275,625
    255,000       RSL Communications, Ltd. company guaranty
                  12 1/4s, 2006                                                                      267,750
    100,000       Sprint Spectrum L.P. sr. notes 11s, 2006                                           111,000
                                                                                              --------------
                                                                                                   1,184,225

Textiles (0.2%)
------------------------------------------------------------------------------------------------------------
     40,000       Glenoit Corp. 144A sr. sub. notes 11s, 2007                                         42,500
    100,000       Polymer Group, Inc. 144A sr. sub. notes 9s, 2007                                   100,000
    160,000       Polysindo International Finance company guaranty
                  11 3/8s, 2006 (Indonesia)                                                          175,200
                                                                                              --------------
                                                                                                     317,700

Wireless Communications (1.1%)
------------------------------------------------------------------------------------------------------------
    200,000       Advanced Radio Telecom Corp. sr. notes 14s, 2007                                   170,000
    515,000       CellNet Data Systems, Inc. sr. disc. notes stepped-
                  coupon Ser. B, zero % (13s, 6/15/00), 2005 ++                                      364,363
    105,000       International Wireless Communications, Inc. sr. disc.
                  notes zero %, 2001                                                                  61,425
    330,000       Iridium LLC/Capital Corp. 144A sr. notes 14s, 2005                                 351,450
    175,000       Omnipoint Corp. sr. notes Ser. A, 11 5/8s, 2006                                    170,625
     80,000       Omnipoint Corp. sr. notes 11 5/8s, 2006                                             78,000
    250,000       Pricellular Wireless Corp. sr. disc. notes stepped-
                  coupon Ser. B, zero % (14s, 11/15/97), 2001 ++                                     270,938
    160,000       Wireless One, Inc. sr. notes 13s, 2003                                              84,800
                                                                                              --------------
                                                                                                   1,551,601
                                                                                              --------------
                 Total Corporate Bonds and Notes
                   (cost $45,990,138)                                                           $ 45,171,815

PREFERRED STOCKS (3.2%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
      2,232       Alliance Gaming Corp. Ser. B, $15.00 pfd. [2 DBL. DAGGERS]                    $    228,780
      2,000       AmeriKing, Inc. $3.25 pfd. [2 DBL. DAGGERS]                                         56,000
      6,542       Cablevision Systems Corp. Ser. M, $11.125 dep. shs.
                  cum. pfd. [2 DBL. DAGGERS]                                                         716,349
      4,000       California Federal Bankcorp, Inc. Ser. B, $11.50 pfd.                              450,000
      3,500       California Federal Bancorp, Inc. Ser. B, $10.625
                  exch. pfd.                                                                         385,000
        600       Capstar Broadcasting Inc. 144A $12.00 pfd. [2 DBL. DAGGERS]                         63,000
      1,270       Chancellor Radio Broadcasting 144A $12.00 pfd.                                     142,240
      3,115       Chevy Chase Capital Corp. Ser. A, $5.19 pfd.                                       166,653
      1,000       Citadel Broadcasting Co. 144A $13.25 pfd. [2 DBL. DAGGERS]                         107,750
      2,357       El Paso Electric Co. $11.40 pfd [2 DBL. DAGGERS]                                   260,449
      4,700       Fitzgeralds Gaming Co. $3.75 pfd.                                                   70,500
        146       Intermedia Communication Ser. B, $13.50 pfd. [2 DBL. DAGGERS]                      165,710
        170       IXC Communications, Inc. 144A $12.50 pfd. [2 DBL. DAGGERS]                         179,988
        500       NEXTEL Communications Inc. 144A $13.00 pfd. [2 DBL. DAGGERS]                       546,250
      2,855       Nextlink Communications, Inc. Ser. $7.00
                  cum. pfd.                                                                          165,590
        163       NTL Inc. Ser. B, $13.00 pfd. [2 DBL. DAGGERS]                                      183,375
        250       Paxson Communications Corp. $12.50 pfd. [2 DBL. DAGGERS]                           275,000
      1,620       SFX Broadcasting, Inc. Ser. E, $12.625 pfd. [2 DBL. DAGGERS]                       180,630
        105       Spanish Broadcasting Systems 144A $14.25
                  cum. pfd. [2 DBL. DAGGERS]                                                         114,975
      1,010       Von Hoffman Corp. 144A $13.50 pfd.                                                  28,886
                                                                                              --------------
                  Total Preferred Stocks (cost $4,180,685)                                      $  4,487,125

CONVERTIBLE PREFERRED STOCKS (2.7%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
     17,364       Atlantic Richfield Co. $2.23 cv. pfd.                                         $    412,395
     44,500       Oasis Residential, Inc. Ser. A, $2.25 cv. pfd. (R)                               1,140,313
     50,000       Vanstar Financial Trust Corp. 144A $3.375 cv. cum. pfd.                          2,150,000
                                                                                              --------------
                  Total Convertible Preferred Stocks (cost $3,384,866)                          $  3,702,708

UNITS (1.8%) *
NUMBER OF UNITS                                                                                        VALUE
------------------------------------------------------------------------------------------------------------
        250       Australis Media, Ltd. units stepped-coupon zero %
                  (15 3/4s, 5/15/00), 2003 (Australia) ++ [2 DBL. DAGGERS]                      $    201,867
         30       Celcaribe S.A. 144A units stepped-coupon zero %
                  (13 1/2s,3/15/98), 2004 ++                                                         570,000
        100       Colt Telecommunications Group PLC units
                  stepped-coupon zero % (12s, 12/15/01), 2006
                  (United Kingdom) ++                                                                 67,000
        195       Diva Systems Corp. 144A units stepped-coupon
                  zero % (13s, 5/15/01), 2006 ++                                                     169,155
        375       Fitzgerald Gaming Co. units 13s, 2002                                              345,000
        130       Fresenius Medical Care AG units Ser. D, 9s, 2006,
                  (Germany)                                                                          134,875
         20       Hedstrom Holdings, Inc. units stepped-coupon zero %
                  (12s, 6/01/02), 2009 ++                                                             12,600
        175       Iridium LLC/Capital Corp. units 13s, 2005                                          195,563
         55       Paging Network Do Brasil 144A units 13 1/2s,
                  2005 (Brazil)                                                                       53,694
         90       Real Time Data 144A units stepped-coupon zero %
                  (13 1/2s, 8/15/01), 2006 ++                                                         52,425
        350       Signature Brands USA Inc. units 13s, 2002                                          376,250
         80       Stone Container Corp. units sr. sub. 12 1/4s, 2002                                  82,400
        600       XCL Ltd. units cum. pfd. zero %, 2006                                               52,200
        210       XCL Ltd . sr. sec. notes units 13 1/2s, 2004                                       214,200
                                                                                              --------------
                  Total Units (cost $2,032,334)                                                 $  2,527,229

COMMON STOCKS (0.8%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
      4,047       Advanced Radio Telecom Corp. +                                                $     30,858
         50       AmeriKing, Inc. +                                                                    2,500
      8,120       CellNet Data Systems Inc. +                                                         97,440
      1,885       IFINT Diversified Holdings 144A +                                                   18,850
     14,351       Lady Luck Gaming Corp. (acquired 11/4/93,
                  cost $11,820) +                                                                     21,078
        197       PMI Holdings Corp. 144A +                                                           63,040
        144       Premium Holdings (L.P.) 144A +                                                         575
     33,430       PSF Holdings LLC Class A +                                                         885,895
      3,750       Specialty Foods Acquisition Corp. +                                                    937
      2,000       Terex Corp. Rights expiration date 5/15/02 +                                        40,000
                                                                                              --------------
                  Total Common Stocks (cost $1,188,663)                                         $  1,161,173

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%) * (cost $249,263)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
USD 460,000       Bank of Foreign Economic Affairs of Russia
                  (Vnesheconombank) principal loan FRN
                  Libor plus 13/16, 2020 +##+++                                                 $    328,325

WARRANTS                                                                     EXPIRATION
NUMBER OF WARRANTS                                                              DATE                   VALUE
------------------------------------------------------------------------------------------------------------
     15,000       Becker Gaming Corp. 144A                                    11/15/00          $        150
        500       Comunicacion Cellular 144A (Colombia)                       11/15/03                27,750
        500       County Seat Holdings, Inc.                                  10/15/98                    10
         95       Esat Holdings 144A                                          2/1/07                   1,900
        200       Fitzgerald Gaming Co. 144A (acquired 7/26/96,
                   cost $--) [DBL. DAGGER]                                    3/15/99                     20
        250       Hyperion Telecommunication                                  4/15/01                  7,500
      1,617       Intelcom Group                                              9/15/05                 23,447
        220       Interact Systems Inc. 144A                                  8/1/03                      55
        250       Intermedia Communications 144A                              6/1/00                  12,750
        105       International Wireless Communications
                  Holdings 144A                                               8/15/01                      1
        135       Louisiana Casino Cruises, Inc. 144A                         12/1/98                  6,750
        160       McCaw International Ltd.                                    4/15/07                     40
        250       NEXTEL Communications, Inc.                                 4/25/99                      3
      2,665       Nextlink Communications, Inc. 144A                          2/1/09                      27
        255       RSL Communications Ltd. 144A                                11/15/06                12,750
      1,490       SDW Hldgs Corp. 144A                                        12/15/06                19,370
        105       Spanish Broadcasting Systems 144A                           6/30/99                 15,225
         75       Sterling Chemicals Holdings 144A                            8/15/08                  2,625
      2,700       UCC Investor Holding, Inc. (acquired 3/16/94,
                  cost $35,100) [DBL. DAGGER]                                 10/30/99                33,750
        250       Urohealth Systems Inc. 144A                                 4/10/04                  1,250
         21       Wright Medical Technology, Inc. 144A                        6/30/03                  2,053
                                                                                              --------------
                  Total Warrants (cost $222,763)                                                $    167,426

SHORT-TERM INVESTMENTS (3.4%) * (cost $4,760,209)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
 $4,758,000       Interest in $500,000,000 joint repurchase agreement
                  dated August 29, 1997 with Morgan Stanley & Co. Inc.
                  due September 2,1997 with respect to various
                  U.S. Treasury obligations -- maturity value of
                  $4,760,945 for an effective yield of 5.57%                                    $  4,760,209
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $127,992,137) ***                                      $137,411,824
------------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $138,399,934.
*** The aggregate identified cost on a tax basis is $127,992,998, resulting in gross unrealized appreciation and depreciation of
    $15,055,248 and $5,636,422, respectively, or net unrealized appreciation of $9,418,826.
+   Non-income-producing security.
++  The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.
+++ A portion of the income will be received in additional
    securities.
[DBL. DAGGER]     Restricted, excluding 144A securities to public resale. The total market value of restricted securities by the fund by August 31,
                  1997 was $33,770 or less than 0.1% of net assets.
[2 DBL. DAGGERS]  Income may be received in cash or additional securities at the discretion of the issuer.
##                When-issued securities (Note 1).
(R)               Real Estate Investment Trust.
                  144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                  The rate shown on (FRN) are the current interest rates at August 31,
                  1997 which are subject to change based on the terms of the security.

                  The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $127,992,137) (Note 1)                                                $137,411,824
---------------------------------------------------------------------------------------------------
Cash                                                                                         29,614
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                         2,161,022
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              581,691
---------------------------------------------------------------------------------------------------
Total assets                                                                           $140,184,151

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       946,149
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                            491,536
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                259,085
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   11,829
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                8,242
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,188
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       66,188
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         1,784,217
---------------------------------------------------------------------------------------------------
Net assets                                                                             $138,399,934

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                               $124,861,954
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                633,021
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment (Note 1)                                      3,485,272
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                9,419,687
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $138,399,934

Computation of net asset value
---------------------------------------------------------------------------------------------------
Net asset value per share ($138,399,934 divided by
13,377,770 shares)                                                                     $      10.35
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of operations
Year ended August 31, 1997

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                               $12,159,694
--------------------------------------------------------------------------------------------------
Dividends                                                                                  676,998
--------------------------------------------------------------------------------------------------
Total investment income                                                                 12,836,692

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                           986,002
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             196,687
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                          19,428
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             7,281
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     24,207
--------------------------------------------------------------------------------------------------
Registration fees                                                                               75
--------------------------------------------------------------------------------------------------
Auditing                                                                                    39,473
--------------------------------------------------------------------------------------------------
Legal                                                                                       17,684
--------------------------------------------------------------------------------------------------
Postage                                                                                     29,014
--------------------------------------------------------------------------------------------------
Exchange listing fees                                                                       24,650
--------------------------------------------------------------------------------------------------
Other                                                                                       15,032
--------------------------------------------------------------------------------------------------
Total expenses                                                                           1,359,533
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (86,072)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             1,273,461
--------------------------------------------------------------------------------------------------
Net investment income                                                                   11,563,231
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         4,981,660
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                               7,108,660
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 12,090,320
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $23,653,551
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                                                                              Year ended August 31
                                                                                      --------------------------------
                                                                                               1997               1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $ 11,563,231       $ 11,598,744
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                          4,981,660          1,260,469
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments                                                             7,108,660         (1,728,563)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     23,653,551         11,130,650
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                              (11,357,565)       (11,263,468)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                      (798,322)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions                                                  1,038,642          1,085,846
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                             12,536,306            953,028

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                       125,863,628        124,910,600
----------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net
investment income of $633,021 and
$490,442, respectively)                                                                $138,399,934       $125,863,628

Number of fund shares
----------------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of year                                                  13,272,242         13,158,906
----------------------------------------------------------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions                                                               105,528            113,336
----------------------------------------------------------------------------------------------------------------------
Shares outstanding at end of year                                                        13,377,770         13,272,242
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a share outstanding throughout the period)


------------------------------------------------------------------------------------------------------------------------------------
Per-share
operating performance                                                       Year ended August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.48            $9.49            $9.13            $9.52            $8.49
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .86              .88              .79              .78              .84
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .92             (.04)             .42             (.30)            1.05
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.78              .84             1.21              .48             1.89
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.85)            (.85)            (.85)            (.87)            (.84)
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gains on investments                                 (.06)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --               --               --               --             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.91)            (.85)            (.85)            (.87)            (.86)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $10.35            $9.48            $9.49            $9.13            $9.52
------------------------------------------------------------------------------------------------------------------------------------
Market price,
end of period                                     $10.562          $10.125          $10.000           $9.750          $10.000
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at market price (%)(a)                              14.29            10.63            12.60             6.84            23.78
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $138,400         $125,864         $124,911         $118,988         $123,285
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.03             1.06             1.00             1.04             1.03
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            8.80             9.19             8.73             8.23             9.39
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              58.88            56.82            61.19            52.10            71.63
------------------------------------------------------------------------------------------------------------------------------------

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts. (See Note 2).




Notes to financial statements
August 31, 1997

Note 1
Significant accounting policies

Putnam High Income Convertible and Bond Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund's primary investment objective is high current income; its secondary objective is capital appreciation. The fund invests in high-yielding convertible securities. The fund seeks to augment current income by investing in non-convertible securities, lower-rated, or non-rated debt securities, which are believed not to involve undue risk to income or principal.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for certain long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by brokers or by a pricing service, approved by the Trustees, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, market discount, original issue discounted bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the effective yield method.

Any premium resulting from the purchase of stepped-coupon securities in excess of maturity value is amortized on a yield-to-maturity basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. Capital gain distributions if any are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed annually are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of losses on wash sales transactions, market discount and interest on payment-in-kind securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 1997, the fund reclassified $63,087 to decrease undistributed net investment income and $103,747 to increase paid-in-capital, with a decrease to accumulated net realized gains and losses of $40,660. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% of any amount over $1.5 billion.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 1997, fund expenses were reduced by $86,072 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $650 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the year ended August 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $74,087,344 and $76,028,552, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Federal tax information
(Unaudited)

The fund has designated 5.18% of the destributions from net investment income as qualifying for the dividends received deduction for corporations.

The form 1099 you receive in January 1998 will show the tax status of all distrbutions paid to your account in calendar 1997.

Pursuant to section 852 of the Internal Revenue Code, the fund hereby designates $2,755,730, or if different, the amount necessary to offset net capital gain earned by the fund as capital gain dividends for its taxable year ended August 31,1997

Results of July 10, 1997 shareholder meeting
(Unaudited)

An annual meeting of shareholders of the fund was held on July 10, 1997. At the meeting, each of the nominees for Trustees was elected, as follows:

                                                       Votes
                                  Votes for           withheld

Jameson Adkins Baxter            10,537,490          117,156
Hans H. Estin                    10,533,538          121,108
John A. Hill                     10,545,161          109,485
Ronald J. Jackson                10,543,761          110,885
Elizabeth T. Kennan              10,528,947          125,699
Lawrence J. Lasser               10,539,638          115,008
Robert E. Patterson              10,541,961          112,685
Donald S. Perkins                10,520,730          133,916
William F. Pounds                10,533,884          120,762
George Putnam                    10,536,411          118,235
George Putnam, III               10,534,743          119,903
A.J.C. Smith                     10,535,938          118,708
W. Nicholas Thorndike            10,540,334          114,312

A proposal to ratify the selection of Price Waterhouse LLP as auditors for the fund was approved as follows: 10,503,810 votes for, and 58,078 votes against, with 92,758 abstentions and broker non-votes.

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

Jerome J. Jacobs
Vice President

Charles G. Pohl
Vice President and Fund Manager

Jennifer Leichter
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time for up-to-date information about the fund's NAV.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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Bulk Rate
U.S. Postage
PAID
Putnam
Investments
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36572-061              10/97